Income Taxes - Reconciliation of Gross Unrecognized Tax Benefits, Excluding Penalties and Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 10,809	$ 13,018	$ 15,312
Additions based on tax positions related to current year	7,354	81	187
Additions for tax positions of prior years	1,669	1,326	28
Settlement with tax authorities	(1,168)		(707)
Reductions for tax positions of prior years	(55)	(3,392)	(308)
Reductions due to the lapse of statutes of limitation	(160)	(224)	(1,494)
Balance, end of year	$ 18,449	$ 10,809	$ 13,018